Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Impaired [Line Items]
With an allowance	$ 58	$ 68
Without an allowance	60	20
Total nonperforming loans	118	88
With an allowance, Other assets owned	0	0
Without an allowance, Other assets owned	2	1
Other assets owned	2	1
With an allowance, Total nonperforming assets	58	68
Without an allowance, Total nonperforming assets	62	21
Total nonperforming assets	120	89
Other residential mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	38	57
Without an allowance	1	0
Total nonperforming loans	39	57
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	8	10
Without an allowance	17	20
Total nonperforming loans	25	30
Commercial real estate
Financing Receivable, Impaired [Line Items]
With an allowance	12	1
Without an allowance	42	0
Total nonperforming loans	$ 54	$ 1